Fair Value Measurements	3 Months Ended
Jan. 31, 2022
Fair Value Measurements
Fair Value Measurements
NOTE 4:  FAIR VALUE MEASUREMENTS
There have been no significant changes to the Bank’s approach and methodologies used to determine fair value measurements for the three months ended January 31, 2022.
(
a
)
FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES NOT CARRIED AT FAIR VALUE
The following table reflects the fair value of the Bank’s financial assets and liabilities not carried at fair value.
Financial Assets and Liabilities not carried at Fair Value
1

(millions of Canadian dollars)				As at
	January 31, 2022		October 31, 2021
	Carrying value	Fair value	Carrying value	Fair value
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses
Government and government-related securities	$230,442	$228,722	$208,559	$207,927
Other debt securities	65,504	65,160	60,380	60,525
Total debt securities at amortized cost, net of allowance for credit losses	295,946	293,882	268,939	268,452
Total loans, net of allowance for loan losses	743,615	742,623	722,622	725,177
Total financial assets not carried at fair value	$1,039,561	$1,036,505	$991,561	$993,629

FINANCIAL LIABILITIES
Deposits	$1,159,538	$1,157,900	$1,125,125	$1,124,762
Securitization liabilities at amortized cost	15,280	15,150	15,262	15,202
Subordinated notes and debentures	11,304	11,722	11,230	11,838
Total financial liabilities not carried at fair value	$1,186,122	$1,184,772	$1,151,617	$1,151,802

1	This table excludes financial assets and liabilities where the carrying value approximates their fair value.

(b)
FAIR VALUE HIERARCHY
The following table presents the levels within the fair value hierarchy for each of the assets and liabilities measured at fair value on a recurring basis as at January 31, 2022 and October 31, 2021.
Fair Value Hierarchy for Assets and Liabilities Measured at Fair Value on a Recurring Basis

(millions of Canadian dollars)								As at
	January 31, 2022				October 31, 2021
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

FINANCIAL ASSETS AND COMMODITIES

Trading loans, securities, and other 1
Government and government-related securities
Canadian government debt
Federal	$1,080	$7,306	$–	$8,386	$294	$10,902	$–	$11,196
Provinces	–	8,204	–	8,204	–	8,326	–	8,326
U.S. federal, state, municipal governments, and agencies debt	–	18,886	–	18,886	–	13,241	–	13,241
Other OECD government guaranteed debt	–	8,894	–	8,894	–	7,785	–	7,785
Mortgage-backed securities	–	1,789	–	1,789	–	1,500	–	1,500
Other debt securities
Canadian issuers	–	6,229	–	6,229	–	5,970	–	5,970
Other issuers	–	12,048	17	12,065	–	12,389	6	12,395
Equity securities	59,675	37	–	59,712	59,933	158	33	60,124
Trading loans	–	12,048	–	12,048	–	12,405	–	12,405
Commodities	15,884	643	–	16,527	13,919	720	–	14,639

Retained interests	–	8	–	8	–	9	–	9

	76,639	76,092	17	152,748	74,146	73,405	39	147,590
Non-trading financial assets at fair value through profit or loss
Securities	184	6,223	873	7,280	166	6,127	760	7,053

Loans	–	2,642	3	2,645	–	2,334	3	2,337

	184	8,865	876	9,925	166	8,461	763	9,390
Derivatives
Interest rate contracts	37	10,335	–	10,372	12	10,277	1	10,290
Foreign exchange contracts	49	35,655	4	35,708	26	35,786	7	35,819
Credit contracts	–	72	–	72	–	57	–	57
Equity contracts	4	5,117	–	5,121	3	5,359	–	5,362

Commodity contracts	341	2,851	54	3,246	365	2,495	39	2,899

	431	54,030	58	54,519	406	53,974	47	54,427
Financial assets designated at fair value through profit or loss

Securities 1	–	4,762	–	4,762	–	4,564	–	4,564

	–	4,762	–	4,762	–	4,564	–	4,564

Financial assets at fair value through other comprehensive income
Government and government-related securities
Canadian government debt
Federal	–	13,189	–	13,189	–	12,519	–	12,519
Provinces	–	19,067	–	19,067	–	18,143	–	18,143
U.S. federal, state, municipal governments, and agencies debt	–	16,704	–	16,704	–	19,300	–	19,300
Other OECD government guaranteed debt	–	5,047	–	5,047	–	6,564	–	6,564
Mortgage-backed securities	–	318	–	318	–	1,254	–	1,254
Other debt securities
Asset-backed securities	–	7,083	–	7,083	–	6,981	–	6,981
Corporate and other debt	–	7,685	63	7,748	–	8,040	64	8,104
Equity securities	3,070	1	1,660	4,731	2,989	1	1,609	4,599

Loans	–	1,632	–	1,632	–	1,602	–	1,602

	3,070	70,726	1,723	75,519	2,989	74,404	1,673	79,066

Securities purchased under reverse repurchase agreements	–	7,491	–	7,491	–	7,992	–	7,992

FINANCIAL LIABILITIES

Trading deposits	–	20,366	183	20,549	–	22,750	141	22,891
Derivatives
Interest rate contracts	31	10,001	89	10,121	14	11,580	89	11,683
Foreign exchange contracts	34	33,023	–	33,057	28	35,146	–	35,174
Credit contracts	–	297	–	297	–	347	–	347
Equity contracts	–	6,386	90	6,476	–	7,932	82	8,014

Commodity contracts	468	1,464	9	1,941	300	1,596	8	1,904

	533	51,171	188	51,892	342	56,601	179	57,122

Securitization liabilities at fair value	–	13,332	–	13,332	–	13,505	–	13,505

Financial liabilities designated at fair value through profit or loss	10	135,093	47	135,150	–	113,912	76	113,988

Obligations related to securities sold short 1	2,944	44,486	–	47,430	2,015	40,360	9	42,384

Obligations related to securities sold under repurchase agreements	–	6,329	–	6,329	–	5,126	–	5,126

1	Balances reflect the reduction of securities owned (long positions) by the amount of identical securities sold but not yet purchased (short positions).
(c)
TRANSFERS BETWEEN FAIR VALUE HIERARCHY LEVELS FOR ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS
The Bank’s policy is to record transfers of assets and liabilities between the different levels of the fair value hierarchy using the fair values as at the end of each reporting period.
There were no significant transfers between Level 1 and Level 2 during the three months ended January 31, 2022 (three months ended January 31, 2021 – $400 million of fair value through other comprehensive income (FVOCI) Canadian government debt were transferred from Level 2 to Level 1).
There were no significant transfers between Level 2 and Level 3 during the three months ended January 31, 2022 and January 31, 2021.
There were no significant changes to the unobservable inputs and sensitivities for assets and liabilities classified as Level 3 during the three months ended January 31, 2022 and January 31, 2021.
(d)
RECONCILIATION OF CHANGES IN FAIR VALUE FOR LEVEL 3 ASSETS AND LIABILITIES
The following tables reconcile changes in fair value of all assets and liabilities measured at fair value using significant Level 3 unobservable inputs for the three months ended January 31, 2022 and January 31, 2021.

Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities
(millions of Canadian dollars)	Fair value as at November 1 2021	Total realized and unrealized gains (losses)	Movements	Transfers	Fair value as at January 31 2022	Change in unrealized gains (losses) on instruments still held 5
Included in income	1	Included in OCI	2,3	Purchases/ Issuances	Sales/ Settlements	4	Into Level 3	Out of Level 3

FINANCIAL ASSETS

Trading loans, securities, and other
Other debt securities	$6	$–	$–	$2	$(2)	$11	$–	$17	$–

Equity securities	33	–	–	–	(33)	–	–	–	–

39	–	–	2	(35)	11	–	17	–
Non-trading financial assets at fair value through profit or loss
Securities	760	36	–	88	(7)	–	(4)	873	33

Loans	3	–	–	–	–	–	–	3	–

763	36	–	88	(7)	–	(4)	876	33

Financial assets at fair value through other comprehensive income
Other debt securities	64	–	–	–	(1)	–	–	63	–

Equity securities	1,609	–	1	10	40	–	–	1,660	1
$1,673	$–	$1	$10	$39	$–	$–	$1,723	$1

FINANCIAL LIABILITIES

Trading deposits 6	$(141)	$(10)	$–	$(28)	$1	$(8)	$3	$(183)	$(11)
Derivatives 7
Interest rate contracts	(88)	(3)	–	–	2	–	–	(89)	–
Foreign exchange contracts	7	(3)	–	–	–	–	–	4	(1)
Equity contracts	(82)	(11)	–	–	(1)	(1)	5	(90)	(12)

Commodity contracts	31	22	–	–	(8)	–	–	45	22

(132)	5	–	–	(7)	(1)	5	(130)	9

Financial liabilities designated at fair value through profit or loss	(76)	8	–	(71)	92	–	–	(47)	8

Obligations related to securities sold short	(9)	–	–	–	9	–	–	–	–

Fair value as at November 1 2020	Total realized and unrealized gains (losses)	Movements	Transfers	Fair value as at January 31 2021	Change in unrealized gains (losses) on instruments still held 5
Included in income	1	Included in OCI	2,3	Purchases/ Issuances	Sales/ Settlements	4	Into Level 3	Out of Level 3

FINANCIAL ASSETS

Trading loans, securities, and other
Government and government-related securities	$16	$2	$–	$–	$(18)	$–	$–	$–	$–

Other debt securities	3	1	–	–	(1)	–	(1)	2	2

19	3	–	–	(19)	–	(1)	2	2
Non-trading financial assets at fair value through profit or loss
Securities	571	–	–	31	(6)	–	(1)	595	(3)

Loans	3	–	–	–	–	–	–	3	–

574	–	–	31	(6)	–	(1)	598	(3)

Financial assets at fair value through other comprehensive income
Other debt securities	20	–	3	–	–	–	–	23	3

Equity securities	1,579	–	6	20	(70)	–	–	1,535	6
$1,599	$–	$9	$20	$(70)	$–	$–	$1,558	$9

FINANCIAL LIABILITIES

Trading deposits 6	$(4,649)	$(534)	$–	$(744)	$910	$(7)	$–	$(5,024)	$(362)
Derivatives 7
Interest rate contracts	(96)	(1)	–	–	1	–	–	(96)	1
Foreign exchange contracts	2	2	–	–	1	–	–	5	4
Equity contracts	(707)	(439)	–	(13)	80	7	–	(1,072)	(2)

Commodity contracts	(18)	18	–	–	4	–	–	4	7

(819)	(420)	–	(13)	86	7	–	(1,159)	10

Financial liabilities designated at fair value through profit or loss	(24)	4	–	(45)	34	–	–	(31)	(1)

Obligations related to securities sold short	–	–	–	–	–	(1)	–	(1)	–

1	Gains/losses on financial assets and liabilities are recognized within Non-interest Income on the Interim Consolidated Statement of Income.
2	Other comprehensive income.
3	Includes realized gains/losses transferred to retained earnings on disposal of equities designated at FVOCI.
4	Includes foreign exchange.
5	Changes in unrealized gains/losses on financial assets at FVOCI are recognized in accumulated other comprehensive income.
6	Issuances and repurchases of trading deposits are reported on a gross basis.
7
Consists of derivative assets of $58 million (January 31, 2021 – $576 million; October 31, 2021/November 1, 2021 – $47 million; October 31, 2020/November 1, 2020 – $381 million) and derivative liabilities of $188 million (January 31, 2021 – $1,735 million; October 31, 2021/November 1, 2021 – $179 million; October 31, 2020/November 1, 2020 – $1,200 million) which have been netted in this table for presentation purposes only.